                                    Oppenheimer trinity large cap growth fund
                               (formerly named "Oppenheimer Large Cap Growth Fund")
                                     Supplement dated October 12, 2001 to the
                                         Prospectus dated January 30, 2001

The Prospectus is changed as follows:

1.       The supplement dated September 21, 2001 is withdrawn.

2.       Concurrently  with  the  October  12,  2001   reorganization  of  Oppenheimer  Trinity  Growth  Fund  into
          Oppenheimer  Large  Cap  Growth  Fund,  Oppenheimer  Large  Cap  Growth  Fund  changed  its  name  to
           Oppenheimer  Trinity  Large Cap Growth  Fund (the  "Fund").  All  references  in this  Prospectus  to
           "Oppenheimer Large Cap Growth Fund" are changed to Oppenheimer Trinity Large Cap Growth Fund.

3.       Also concurrently with the reorganization, the Fund changed its benchmark index from the Russell 1000(R)
              Growth Index to the SandP 500 BARRA/Growth Index, consistent with the quantitative investment management style of Trinity Investment Management Corporation.  The Fund's shareholders approved
              Trinity Investment Management Corporation as the Fund's sub-adviser at a shareholders meeting on
              September 21, 2001.

4.       The first paragraph on the front cover is deleted and replaced with the following:

              Oppenheimer Trinity Large Cap Growth Fund is a mutual fund. It seeks capital appreciation to make your investment grow.  It emphasizes investments in common stocks selected from among those included in the SandP 500 BARRA/Growth Index.

5.       The  paragraph  captioned  "What Does the Fund Mainly  Invest In?" on page 3 is deleted and replaced  with the following:

     WHAT  DOES THE FUND  MAINLY  INVEST  IN?  The Fund  invests  in common  stocks  that are  included  in the S and P
     500/BARRA  Growth Index, a subset of stocks  included in the Standard and Poor's  Composite  Index of 500 Stocks
     ("S and P 500  Index").  The Fund does not expect to invest in all of the  stocks  included  in the S and P  500/BARRA
     Growth Index at the same time,  and the Fund's  investments  in particular  stocks may be allocated in amounts that vary from the proportional weightings of those stocks in the S and P 500/BARRA Growth Index.  Therefore,  the
     Fund is not an "index" fund.

6.       The section captioned "How Does the Portfolio Manager Decide What Securities to Buy or Sell?" on page 3 is deleted and replaced with the following:

HOW DOES THE SUB-ADVISOR  DECIDE WHAT SECURITIES TO BUY OR SELL? The Fund's investment  Manager,  OppenheimerFunds,
Inc.,  has engaged a  Sub-Advisor,  Trinity  Investment  Management  Corporation,  to select the securities for the
Fund's portfolio.  The Sub-Advisor  primarily uses  growth-oriented  investment  analyses to determine which stocks to buy and sell on behalf of the Fund, focusing on those stocks that appear to have appreciation potential.

         The Fund's Sub-Advisor  generally adheres to the following  systematic,  disciplined  investment  process.
While the Fund's investment  process and its  implementation may vary in particular cases, the process includes the following strategies:

o        The Sub-Advisor  considers  stocks that are included in the S and P 500/BARRA  Growth Index as investments for the Fund's  portfolio.  Under  normal  circumstances,  at least 80% of the Fund's  assets  will be invested in stocks included in the index.
o        The  Sub-Advisor  uses  proprietary   quantitative   valuation  models  incorporating  data  derived  from
     qualitative  research  fundamental to identify stocks within the index that it considers to have  appreciation potential.  Individual  stocks are selected for the Fund's  portfolio  using a ranking  process based on those valuation models.
o        Seeking  to reduce  the  Fund's  overall  risk,  the  Sub-Advisor  diversifies  the  Fund's  portfolio  by allocating the Fund's investments among industries within the S and P 500/BARRA Growth Index.

         The investment process is more fully described under "About the Fund's Investments," below.

7.       The third  paragraph  under the caption  "Risks of Investing  in Stocks" is deleted and replaced  with the following:

Additionally,  stocks of issuers in a particular  industry may be affected by changes in economic  conditions  that affect that industry more than others,  or by changes in government  regulations,  availability  of basic resources or supplies,  or other events.  The Fund does not  concentrate  25% or more of its assets in any one industry,  and the  portfolio  management  team  seeks to  reduce  the  effects  of  industry  risks by  diversifying  the  Fund's investments  among 34 industry groups defined by the Sub-Advisor  within the S and P 500/BARRA  Growth Index.  However, there is no  assurance  that this  diversification  strategy  will reduce  fluctuations  in the value of the Fund's shares related to events affecting the stocks of issuers in a particular industry.

8.       The section on pages 8 - 9 captioned "The Fund's  Principal  Investment  Policies" is deleted and replaced with the following:

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES.  The Fund purchases only stocks that are included in the S and P 500/BARRA
Growth  Index.  In rare  instances,  the Fund may  temporarily  hold stocks that are removed from the S and P 500/BARRA
Growth Index or even the S and P 500 Index.

S and P 500 Index.  The S and P 500 Index is an  unmanaged  index of equity  securities  that is a  broad-based  measure of changes in domestic stock market  conditions  based on the average  performance of 500 widely held stocks.
         Standard and Poor's  Corporation  selects the stocks  included in the index and  determines  their  relative weightings  within the index.  The index is generally  considered a "large cap" index.  The  Sub-Advisor's research capabilities cover approximately 98% of the stocks included in the S and P 500 Index.

S and P 500/BARRA  Growth Index.  The S and P 500/BARRA  Growth Index is a subset of stocks  included in the S and P 500 Index.
         The S and P 500/BARRA  Growth Index is constructed by dividing the stocks in the S and P 500 Index  according to a single  attribute:  book-to-price  ratio.  The S and P  500/BARRA  Growth  Index  contains  stocks  with lower book-to-price  ratios.  Stocks with higher  book-to-price  ratios are contained in the S and P 500/BARRA Value
         Index.  Stocks  included in the S and P 500/BARRA  Growth Index are generally  considered to be those with the best relative short-term appreciation potential among the stocks included in the S and P 500 Index.

Investment  Process.  In selecting stocks for the Fund's portfolio,  the Sub-Advisor  follows a three-step  process intended  to  identify  the  stocks  within  the  S and P  500/BARRA  Growth  Index  that  have  the  greatest appreciation potential.

         The  Sub-Advisor  first  divides the S and P  500/BARRA  Growth  Index into 11 broad  economic  sectors it has defined.  Second,  each day the New York Stock  Exchange is open for trading,  the  Sub-Advisor  ranks the stocks in each of the 11 economic sectors of the index according to their growth potential.

         The stocks with the greatest growth potential or the most attractive stocks, as identified by the
         Sub-Adviser's models are assigned a ranking of 1 (the highest ranking). The stocks with the least amount of growth potential, as identified by the Sub-Adviser's growth models, are assigned a ranking of 10 (the lowest ranking). The stocks with the greatest growth potential are candidates for purchase by the Fund.
         Although lower ranked or less attractive stocks generally are candidates for sale if held by the Fund, the Fund does invest in some lower ranked or less attractive stocks in an attempt to reduce overall portfolio risk.

         Third, in order to diversify the Fund's investment portfolio and attempt to reduce overall portfolio risk, the Sub-Advisor seeks to align the Fund's portfolio investments to the sector weights of the S and P
         500/BARRA Growth Index across 34 industry groups.  The Fund's portfolio characteristics, such as its yield, price to earnings ratio and price to book ratio, will generally reflect the underlying characteristics of the S and P 500/BARRA Growth Index.

         There is no assurance the Fund's  selection  strategy  will result in the Fund  achieving its objective of capital  appreciation.  Nor can there be any  assurance  that the  Fund's  diversification  strategy  will actually reduce the volatility of an investment in the Fund.

9.       The  section  titled  "Other  Investment  Strategies"  on pages 9 -10 is  deleted  and  replaced  with the following:

         OTHER INVESTMENT  STRATEGIES.  To seek its objective,  the Fund can also use the investment techniques and strategies  described  below.  The Fund may or may not use  these  investment  techniques.  These  techniques  have certain risks, although some are designed to help reduce the overall investment or market risks.

Portfolio  Turnover.  The Fund's  investment  process may cause the Fund to engage in active and frequent  trading.
         Therefore,  the Fund may engage in  short-term  trading while trying to achieve its  objective.  Portfolio turnover  increases  brokerage  costs the Fund pays (and reduces  performance).  Additionally,  securities trading  can cause the Fund to realize  capital  gains that are  distributed  to  shareholders  as taxable distributions.

Temporary Defensive  Investments.  In times of adverse or unstable market,  economic or political  conditions,  the
         Fund can invest up to 100% of its  assets in  temporary  defensive  investments.  Generally  they would be high-quality,  short-term  money market  instruments,  such as U.S.  government  securities,  highly rated commercial paper,  short-term  corporate debt  obligations,  bank deposits or repurchase  agreements.  The
         Fund can also hold these types of  securities  pending the  investment  of proceeds  from the sale of Fund shares or portfolio  securities or to meet anticipated  redemptions of Fund shares. To the extent the Fund invests  defensively  in these  securities,  it might not  achieve  its  investment  objective  of capital appreciation.

10.      The following is added at the end of the section titled "How the Fund is Managed" on page 11:

 THE SUB-ADVISER.  On September 12, 2001, the Manager retained Trinity  Investment  Management,  Inc ("Trinity") as
         the  Sub-Adviser  to provide  day-to-day  portfolio  management  for the Fund.  Trinity has operated as an investment  advisor  since its  organization  in 1980,  and is a wholly owned  subsidiary  of  Oppenheimer
         Acquisition  Corp.,  the  Manager's  immediate  parent.  Trinity,  located  at 301  North  Spring  Street,
         Bellefonte,  Pennsylvania  16823,  also serves as sub-advisor to other investment  companies for which the
         Manager  serves as investment  advisor.  The Manager,  not the Fund,  pays the  Sub-Advisor  an annual fee under the Sub-Advisory Agreement between the Manager and the Sub-Advisor.

              Under  the  Sub-Advisory  Agreement,  the  Manager  pays the  Sub-Adviser  an annual  fee in  monthly installments,  based on the average daily net assets of the Fund.  The fee paid to the  Sub-Adviser  under the  Sub-Advisory  Agreement  is paid by the  Manager,  not by the Fund.  The fee  declines on  additional assets as the Fund  grows:  0.25% of the first  $150  million  of  average  annual net assets of the Fund,
         0.17% of the next $350 million, and 0.14% of average annual net assets in excess of $500 million.

11.      The paragraph  captioned  "Class N Shares" under the heading "What Classes of Shares Does the Fund Offer?"
on page 14 is revised by deleting the first three  sentences of that  section and  replacing it with the  following sentence:  "If you buy Class N shares (available only through certain  retirement  plans),  you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge."

                                                                                        continued

12.      The first and second  sentences of the section  captioned  "Class A Contingent  Deferred  Sales Charge" on page 17 are deleted and replaced with the following:

         There is no initial  sales charge on  non-retirement  plan  purchases of Class A shares of any one or more of the Oppenheimer  funds  aggregating $1 million or more, or for certain purchases by particular types of retirement  plans that were  permitted  to purchase  such shares  prior to March 1, 2001.  (After March 1,
         2001,  retirement  plans are not  permitted  to make  initial  purchases  of Class A shares  subject  to a contingent  deferred  sales  charge.)  The  Distributor  pays dealers of record  commissions  in an amount equal to 1.0% of purchases of $1 million or more other than by those grandfathered retirement accounts.

13.      The following  sentence in the section captioned "Class A Contingent  Deferred Sales Charge" on page 17 is deleted:  "That  commission  will not be paid on  purchases  of shares in amounts of $1 million or more  (including any right of  accumulation)  by a retirement plan that pays for the purchase with the redemption  proceeds of Class
C shares of one or more Oppenheimer funds held by the plan for more than one year."

14.      The following is added after "Can You Reduce Class A Sales Charges?"
on page 17:
         Purchases by Certain  Retirement  Plans.  There is no initial  sales charge on purchases of Class A shares of any one or more  Oppenheimer  funds by  retirement  plans that have $10  million or more in plan assets and that have entered into a special  agreement with the  Distributor,  and by retirement  plans which are part of a  retirement  plan  product  or  platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies or  recordkeepers  which have entered  into a special  agreement  with the
         Distributor.  There is no  contingent  deferred  sales  charge upon the  redemption  of such  shares.  The
         Distributor  currently  pays  dealers of record  concessions  in an amount  equal to 0.25% of the purchase price  of Class A shares  by those  retirement  plans  from its own  resources  at the time of sale.  That concession  will not be paid on  purchases  of  shares  by a  retirement  plan  made  with the  redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than (18) months.

15.      The first paragraph in "How Can You Buy Class N Shares?" on page 18 is revised to read as follows:

         Class N shares are offered only through  retirement  plans (including IRAs and 403(b) plans) that purchase
         $500,000  or more of Class N shares of one or more  Oppenheimer  funds or  through  retirement  plans (not including  IRAs  and  403(b)  plans)  that  have  assets  of  $500,000  or more  or 100 or  more  eligible participants.  See  "Availability of Class N shares" in the Statement of Additional  Information for other circumstances where Class N shares are available for purchase.

16.      The following is added to the end of the last paragraph  under  "Distribution  and Service Plans for Class
B, Class C and Class N Shares" on page 20:

                                                                                                          continued

         That sales  concession  on the sale of Class N shares will not be paid on (i)  purchases of Class N shares in amounts  of  $500,000  or more by a  retirement  plan that pays for the  purchase  with the  redemption proceeds  of Class C  shares  of one or more  Oppenheimer  funds  held by the plan for more  than one year
         (other than  rollovers  from an  OppenheimerFunds-sponsored  Pinnacle  or Ascender  401(k) plan to any IRA invested in the Oppenheimer  funds),  (ii) purchases of Class N shares in amounts of $500,000 or more by a retirement  plan that pays for the purchase with the redemption  proceeds of Class A shares of one or more
         Oppenheimer  funds (other than rollovers from an  OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k)
         plan to any IRA  invested  in the  Oppenheimer  funds),  and  (iii) on  purchases  of Class N shares by an
         OppenheimerFunds - sponsored  Pinnacle or Ascender 401(k) plan made with the redemption  proceeds of Class
         A shares of one or more Oppenheimer funds.

17.      The third  sentence of the  paragraph  "OppenheimerFunds  Internet  Web Site"  under the  heading  Special
Investor Services on page 21 is deleted and replaced with the following:

         To perform account  transactions or obtain account  information  online, you must first obtain a user I.D.
         and password on that web site.

         October 12, 2001                                                       PS0775.013